RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

		Cash Flows		Non-cash changes
	At beginning of year	Proceeds from borrowings	Payments	Interest expenses	Conversion of ordinary shares	Fair value changes		At end of year
	S$	S$	S$	S$		S$		S$

2023
Bank loan	503,606	-	(82,672)#	20,764	-	-		441,698
Warrant liabilities	-	-	-	-	(73,930)	220,543	^	146,613
Third party loan	300,000	-	(304,266)	4,266	-	-		-
Convertible loans	3,401,237	-	(25,753)	25,753	(3,499,991)	98,754		-
Lease liabilities	14,419	-	(8,594)*	499	-	-		6,324

2022
Bank loan	574,810	-	(90,764)	19,560	-	-		503,606
Third party loan	350,000	300,000	(359,719)	9,719	-	-		300,000
Convertible loans	2,310,757	-	(95,000)	95,000	-	1,090,480		3,401,237
Lease liabilities	23,131	-	(9,608)*	896	-	-		14,419

2021
Bank loan	626,262	-	(70,879)	19,427	-	-		574,810
Third party loan	-	350,000	(2,014)	2,014	-	-		350,000
Convertible loans	2,323,423	-	(94,966)	94,966	-	(12,666)		2,310,757
Lease liabilities	31,122	-	(9,280)*	1,289	-	-		23,131

^	Includes exchange realignment of S$3,302 of warrant liabilities for the year ended December 31, 2023.

#	Includes exchange realignment of S$28,924 of bank borrowings for the year ended December 31, 2023.

*	Includes exchange realignment of S$535, S$1,157 and S$653 of lease liabilities for the years ended December 31, 2021, 2022 and 2023, respectively.